Quarterly Holdings Report
for
Fidelity® Puritan® Fund
November 30, 2023
PUR-NPRT1-0124
1.809105.119
Common Stocks - 60.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.2%
Entertainment - 0.8%
LiveOne, Inc. (a)(b)(c)	6,716,730	6,784
Netflix, Inc. (a)	237,085	112,371
PodcastOne, Inc.	319,845	742
Spotify Technology SA (a)	83,682	15,490
The Walt Disney Co.	492,300	45,631
Universal Music Group NV	624,536	16,501
		197,519
Interactive Media & Services - 4.9%
Alphabet, Inc. Class C (a)	6,050,498	810,283
Meta Platforms, Inc. Class A (a)	1,607,596	525,925
		1,336,208
Media - 0.5%
Comcast Corp. Class A	3,367,982	141,085
Vice Holding, Inc. (a)(d)	1,498,461	0
		141,085
TOTAL COMMUNICATION SERVICES		1,674,812
CONSUMER DISCRETIONARY - 5.7%
Automobile Components - 0.0%
Aptiv PLC (a)	168,566	13,964
Automobiles - 0.2%
Li Auto, Inc. ADR (a)	348,882	12,891
Neutron Holdings, Inc. (a)(d)(e)	4,168,198	135
Tesla, Inc. (a)	161,900	38,869
		51,895
Broadline Retail - 2.8%
Amazon.com, Inc. (a)	5,134,113	750,043
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A (a)	517,825	65,422
Compass Group PLC	288,183	7,296
Domino's Pizza, Inc.	46,822	18,396
Draftkings Holdings, Inc. (a)	154,600	5,912
Hilton Worldwide Holdings, Inc.	610,961	102,348
		199,374
Household Durables - 0.1%
Blu Investments LLC (a)(d)(e)	14,988,638	5
D.R. Horton, Inc.	276,419	35,290
		35,295
Specialty Retail - 1.1%
Abercrombie & Fitch Co. Class A (a)	339,100	25,734
Lowe's Companies, Inc.	404,875	80,501
Revolve Group, Inc. (a)	209,646	2,792
RH (a)	13,387	3,614
TJX Companies, Inc.	1,985,226	174,918
		287,559
Textiles, Apparel & Luxury Goods - 0.8%
Brunello Cucinelli SpA	1,175,754	97,265
Moncler SpA	103,050	5,707
NIKE, Inc. Class B	350,500	38,650
On Holding AG (a)	53,478	1,551
Ralph Lauren Corp.	270,699	35,023
Tory Burch LLC Class B (a)(d)(e)(f)	1,027,581	37,466
		215,662
TOTAL CONSUMER DISCRETIONARY		1,553,792
CONSUMER STAPLES - 1.8%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)	64,122	22,748
Monster Beverage Corp.	1,893,395	104,421
		127,169
Consumer Staples Distribution & Retail - 0.5%
Dollar Tree, Inc. (a)	474,300	58,619
Performance Food Group Co. (a)	198,782	12,931
Target Corp.	237,000	31,713
Walmart, Inc.	299,900	46,691
		149,954
Household Products - 0.4%
The Clorox Co.	728,536	104,436
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	427,700	54,613
Kenvue, Inc.	1,892,477	38,682
L'Oreal SA (a)	10,418	4,895
		98,190
TOTAL CONSUMER STAPLES		479,749
ENERGY - 3.0%
Energy Equipment & Services - 1.9%
Baker Hughes Co. Class A	4,898,659	165,330
NOV, Inc.	4,113,484	77,416
Schlumberger Ltd.	3,509,433	182,631
Seadrill Ltd. (a)	40,000	1,775
TechnipFMC PLC	3,707,313	76,816
Weatherford International PLC (a)	49,890	4,525
		508,493
Oil, Gas & Consumable Fuels - 1.1%
Antero Resources Corp. (a)	711,082	16,803
Chesapeake Energy Corp. (b)	171,000	13,733
Exxon Mobil Corp.	1,253,637	128,799
Hess Corp.	624,733	87,812
Range Resources Corp.	1,555,326	50,548
		297,695
TOTAL ENERGY		806,188
FINANCIALS - 7.9%
Banks - 0.8%
JPMorgan Chase & Co.	549,943	85,835
PNC Financial Services Group, Inc.	140,400	18,808
Starling Bank Ltd. Series D (a)(d)(e)	7,254,400	27,567
U.S. Bancorp	1,118,200	42,626
Wells Fargo & Co.	1,040,900	46,414
		221,250
Capital Markets - 2.9%
Ares Management Corp.	1,609,005	180,611
BlackRock, Inc. Class A	112,945	84,848
Cboe Global Markets, Inc.	339,323	61,821
CME Group, Inc.	611,356	133,496
Deutsche Borse AG	128,236	24,379
Goldman Sachs Group, Inc.	143,043	48,855
Intercontinental Exchange, Inc.	601,234	68,444
KKR & Co. LP	723,422	54,864
London Stock Exchange Group PLC	116,976	13,187
Moody's Corp.	75,586	27,586
Morgan Stanley	355,937	28,240
Raymond James Financial, Inc.	130,219	13,693
TulCo LLC (a)(d)(e)(f)	42,857	32,344
UBS Group AG	577,600	16,317
XP, Inc. Class A	100,000	2,329
		791,014
Consumer Finance - 0.0%
American Express Co.	44,875	7,663
Financial Services - 2.7%
Apollo Global Management, Inc.	511,700	47,076
Berkshire Hathaway, Inc. Class B (a)	180,381	64,937
Block, Inc. Class A (a)	636,417	40,368
MasterCard, Inc. Class A	993,777	411,255
New Moda LLC Class 1 (a)(d)	62,880	45
Visa, Inc. Class A	583,693	149,822
		713,503
Insurance - 1.5%
Arthur J. Gallagher & Co.	413,272	102,905
Chubb Ltd.	501,082	114,963
Globe Life, Inc.	210,284	25,892
Hartford Financial Services Group, Inc.	251,233	19,636
Marsh & McLennan Companies, Inc.	388,640	77,503
The Travelers Companies, Inc.	398,893	72,048
		412,947
TOTAL FINANCIALS		2,146,377
HEALTH CARE - 6.6%
Biotechnology - 0.9%
Argenx SE ADR (a)	94,181	42,439
Exact Sciences Corp. (a)	40,573	2,597
Karuna Therapeutics, Inc. (a)	66,679	12,750
Legend Biotech Corp. ADR (a)	609,060	37,043
Moderna, Inc. (a)	54,315	4,220
Nuvalent, Inc. Class A (a)	190,206	12,434
Regeneron Pharmaceuticals, Inc. (a)	110,133	90,729
Vertex Pharmaceuticals, Inc. (a)	145,188	51,514
		253,726
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	262,865	9,484
Boston Scientific Corp. (a)	6,077,952	339,697
Glaukos Corp. (a)	165,900	10,599
Intuitive Surgical, Inc. (a)	95,501	29,686
Stryker Corp.	55,223	16,364
		405,830
Health Care Providers & Services - 2.0%
agilon health, Inc. (a)	2,883,619	30,624
Cardinal Health, Inc.	139,449	14,932
Centene Corp. (a)	67,700	4,988
Cigna Group	248,207	65,249
CVS Health Corp.	908,234	61,715
UnitedHealth Group, Inc.	660,954	365,488
		542,996
Health Care Technology - 0.1%
Evolent Health, Inc.	976,600	27,149
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	321,602	41,101
Thermo Fisher Scientific, Inc.	53,653	26,599
		67,700
Pharmaceuticals - 1.9%
Eli Lilly & Co.	651,003	384,769
Merck & Co., Inc.	797,443	81,722
Novo Nordisk A/S Series B	371,718	37,976
		504,467
TOTAL HEALTH CARE		1,801,868
INDUSTRIALS - 8.5%
Aerospace & Defense - 2.1%
BWX Technologies, Inc.	25,995	2,028
General Dynamics Corp.	147,000	36,305
Howmet Aerospace, Inc.	637,013	33,507
Lockheed Martin Corp.	180,757	80,938
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	411,220	33,309
Class C (a)(d)(e)	56,070	4,542
The Boeing Co. (a)	1,464,987	339,335
TransDigm Group, Inc.	40,485	38,982
		568,946
Air Freight & Logistics - 0.2%
FedEx Corp.	223,600	57,874
Building Products - 0.9%
Johnson Controls International PLC	116,810	6,168
Trane Technologies PLC	1,049,134	236,485
		242,653
Commercial Services & Supplies - 0.2%
Cintas Corp.	94,578	52,325
Copart, Inc.	51,578	2,590
Republic Services, Inc.	34,800	5,632
		60,547
Construction & Engineering - 0.3%
Fluor Corp. (a)	1,933,435	73,529
Electrical Equipment - 2.0%
Eaton Corp. PLC	1,910,738	435,056
Hubbell, Inc. Class B	191,255	57,377
Prysmian SpA	909,337	34,970
Vertiv Holdings Co.	223,340	9,751
		537,154
Ground Transportation - 1.0%
Lyft, Inc. (a)	1,474,270	17,293
Uber Technologies, Inc. (a)	4,444,450	250,578
		267,871
Industrial Conglomerates - 0.8%
General Electric Co.	1,915,830	233,348
Machinery - 0.7%
Caterpillar, Inc.	611,100	153,215
PACCAR, Inc.	94,610	8,687
Parker Hannifin Corp.	32,796	14,207
Pentair PLC	287,877	18,580
		194,689
Passenger Airlines - 0.0%
Delta Air Lines, Inc.	65,242	2,409
Professional Services - 0.0%
Equifax, Inc.	13,859	3,017
Trading Companies & Distributors - 0.3%
Applied Industrial Technologies, Inc.	51,900	8,308
United Rentals, Inc.	53,400	25,419
W.W. Grainger, Inc.	49,783	39,139
		72,866
TOTAL INDUSTRIALS		2,314,903
INFORMATION TECHNOLOGY - 18.9%
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. Class A	978,676	89,050
Flex Ltd. (a)	1,439,692	36,640
Jabil, Inc.	492,700	56,818
		182,508
IT Services - 1.2%
Accenture PLC Class A	330,581	110,130
Shopify, Inc. Class A (a)	3,125,803	227,621
X Holdings Corp. (d)(e)	172,430	4,911
		342,662
Semiconductors & Semiconductor Equipment - 5.5%
Applied Materials, Inc.	167,435	25,078
ASML Holding NV (depository receipt)	95,881	65,560
GlobalFoundries, Inc. (a)	422,600	22,689
Lam Research Corp.	37,921	27,148
Marvell Technology, Inc.	5,899,991	328,806
Monolithic Power Systems, Inc.	24,786	13,601
NVIDIA Corp.	1,896,665	887,070
NXP Semiconductors NV	177,728	36,271
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	125,672	12,229
Universal Display Corp.	392,343	66,384
		1,484,836
Software - 9.9%
Adobe, Inc. (a)	327,231	199,941
Atom Tickets LLC (a)(d)(e)(f)	2,580,511	0
Autodesk, Inc. (a)	77,776	16,989
Dynatrace, Inc. (a)	1,558,813	83,474
Fair Isaac Corp. (a)	24,298	26,427
HubSpot, Inc. (a)	64,088	31,655
Intuit, Inc.	87,200	49,831
Microsoft Corp.	4,978,338	1,886,340
Oracle Corp.	1,160,410	134,851
Salesforce, Inc. (a)	497,501	125,321
Synopsys, Inc. (a)	153,688	83,488
Tenable Holdings, Inc. (a)	101,460	4,199
UiPath, Inc. Class A (a)	316,636	6,257
Workday, Inc. Class A (a)	187,218	50,684
		2,699,457
Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.	2,209,592	419,712
Samsung Electronics Co. Ltd.	100,000	5,601
		425,313
TOTAL INFORMATION TECHNOLOGY		5,134,776
MATERIALS - 2.3%
Chemicals - 1.9%
Linde PLC	713,775	295,339
Sherwin-Williams Co. (g)	748,035	208,552
		503,891
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	107,797	50,081
Containers & Packaging - 0.1%
Aptargroup, Inc.	14,694	1,865
Ball Corp.	368,459	20,372
		22,237
Metals & Mining - 0.1%
Gold Fields Ltd. sponsored ADR	774,400	11,841
Newmont Corp.	6,933	279
Newmont Corp. CDI	472,078	18,784
Wheaton Precious Metals Corp.	236,299	11,554
		42,458
TOTAL MATERIALS		618,667
TOTAL COMMON STOCKS (Cost $10,357,690)		16,531,132

Preferred Stocks - 0.4%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.4%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(d)(e)	145,676	34,037
Reddit, Inc. Series E (a)(d)(e)	28,500	895
		34,932
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Goop International Holdings, Inc.:
Series C(a)(d)(e)	1,881,874	11,254
Series D(a)(d)(e)	342,241	2,047
		13,301
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (a)(d)(e)	8,512,822	14

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (a)(d)(e)	51,921	42,056

TOTAL CONVERTIBLE PREFERRED STOCKS		90,303
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
Series 1C(a)(d)(e)	38,589,900	1,246
Series 1D(a)(d)(e)	40,824,742	1,319
		2,565
TOTAL PREFERRED STOCKS (Cost $66,156)		92,868

Corporate Bonds - 0.0%
	Principal Amount (h) (000s)	Value ($) (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27(d)(e)	1,371	1,833
4% 6/12/27(d)(e)	354	474
		2,307
Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (d)(e)	3,617	3,603

TOTAL CORPORATE BONDS (Cost $5,342)		5,910

Fixed-Income Funds - 37.2%
	Shares	Value ($) (000s)
Fidelity High Income Central Fund (i)	11,365,428	1,161,774
Fidelity Investment Grade Bond Central Fund (i)	93,257,034	8,920,035
TOTAL FIXED-INCOME FUNDS (Cost $11,303,729)		10,081,809

Other - 0.0%
	Shares	Value ($) (000s)
Other - 0.0%
Fidelity Private Credit Central Fund LLC (e) (Cost $8,354)	831,055	8,427

Money Market Funds - 1.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (j)	392,907,936	392,987
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	12,479,972	12,481
TOTAL MONEY MARKET FUNDS (Cost $405,467)		405,468

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $22,146,738)	27,125,614
NET OTHER ASSETS (LIABILITIES) - 0.0%	3,600
NET ASSETS - 100.0%	27,129,214

Written Options
	Counterparty	Number of Contracts	Notional Amount ($) (000s)	Exercise Price ($)	Expiration Date	Value ($) (000s)
Call Options
Sherwin-Williams Co.	Chicago Board Options Exchange	1,330	37,080	260.00	01/19/24	(2,953)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $247,484,000 or 0.9% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $37,080,000.
(h)	Amount is stated in United States dollars unless otherwise noted.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	3,617

Atom Tickets LLC	8/15/17	15,229

Blu Investments LLC	5/21/20	26

ByteDance Ltd. Series E1	11/18/20	15,962

Fidelity Private Credit Central Fund LLC	6/06/22 - 11/06/23	8,354

Get Heal, Inc. Series B	8/17/23	18

Goop International Holdings, Inc. Series C	12/15/17	20,000

Goop International Holdings, Inc. Series D	6/21/19	5,000

Neutron Holdings, Inc.	2/04/21	42

Neutron Holdings, Inc. Series 1C	7/03/18 - 1/25/19	7,056

Neutron Holdings, Inc. Series 1D	7/03/18 - 1/25/19	9,900

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	1,371

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	354

Reddit, Inc. Series E	5/18/21	1,211

Space Exploration Technologies Corp. Class A	9/11/17	5,551

Space Exploration Technologies Corp. Class C	9/11/17	757

Space Exploration Technologies Corp. Series H	8/04/17	7,009

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	13,909

Tory Burch LLC Class B	12/31/12 - 5/14/15	66,031

TulCo LLC	8/24/17 - 12/14/17	14,310

X Holdings Corp.	10/25/22	17,243

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	119,215	1,446,672	1,172,900	3,704	-	-	392,987	0.8%
Fidelity High Income Central Fund	1,251,032	21,570	105,113	21,560	(11,502)	5,787	1,161,774	84.3%
Fidelity Investment Grade Bond Central Fund	8,540,786	441,000	-	90,764	-	(61,751)	8,920,035	23.5%
Fidelity Private Credit Central Fund LLC	5,469	2,915	-	217	-	43	8,427	1.3%
Fidelity Securities Lending Cash Central Fund 5.39%	69,423	106,479	163,421	36	-	-	12,481	0.0%
Total	9,985,925	2,018,636	1,441,434	116,281	(11,502)	(55,921)	10,495,704

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
LiveOne, Inc.	14,374	-	-	907	-	(7,590)	6,784
Total	14,374	-	-	907	-	(7,590)	6,784

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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